MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities as of December 31, 2024 and 2023:

	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
As of December 31, 2024:
Available-for-sale – matures within one year:
U.S. Treasury	$23,618	$11		$-	$23,629

As of December 31, 2023:
Available-for-sale – matures within one year:
U.S. Treasury	$11,740	$2	$	*	$11,742

* Represents an amount lower than $1

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of December 31, 2024 and December 31, 2023, and the length of time that those investments have been in a continuous loss position:

	Less than 12 months			12 months or greater
	Fair value	Gross unrealized loss		Fair value	Gross unrealized loss

As of December 31, 2024	$-		$-	$-	$-

As of December 31, 2023	$992	$	*	$-	$-

•	Represents an amount lower than $1.

As of December 31, 2024, the Company had no significant unrealized losses related to marketable securities and determined the unrealized losses are not due to credit related losses. Therefore, the Company did not record an allowance for credit losses for its available-for-sale marketable securities.

As of December 31, 2024, all of the Company’s available-for-sale marketable securities were due within one year.

The Company had no sales of marketable securities during the years ended December 31, 2024 and 2023, and accordingly no realized gains or losses were recorded. Proceeds from maturities of available-for-sale marketable securities during the year ended December 31, 2024, and 2023 were $ 53,230 and $ 10,145, respectively.